LEASES	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
LEASES	LEASES
The Company's lease contracts relate to a variety of assets used in its operational and administrative activities through several units, such as land, buildings, vehicles, industrial machinery, logistic and commercial facilities and power generation facilities. There were no sale and lease back transactions, no subleases and no restrictions or covenants were imposed on the Company's currently effective lease contracts.
Balances for the Company’s lease activities as of June 30, 2021 and December 31, 2020 and for the six month period ended June 30, 2021 and 2020 are summarized as follows:

	June 30, 2021	December 31, 2020
Lease liabilities	768	815
Right of-use assets:
Land, buildings and improvements	729	761
Machinery, equipment and others	243	278
Total right-of-use assets	972	1,039

	Six months ended June 30, 2021	Six months ended June 30, 2020
Depreciation and impairment charges:
Land, buildings and improvements	57	59
Machinery, equipment and others	36	52
Total depreciation and impairment charges	93	111

Other lease related expenses:
Interest expense on lease liabilities	17	34
Expenses of short-term leases	38	67
Expenses of leases of low-value assets	32	28
Expenses related to variable lease payments	48	31

Additions to right-of-use assets	58	49
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	100	118
The decrease in the lease related expenses in the six months ended June 30, 2021 when compared with the same period of 2020 resulted mainly from the sale of ArcelorMittal USA occurred in December 2020.